PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET (Details) [Line Items]
Depreciation and amortization related to property, and equipment		$ 184,000		$ 171,000
Cepton Technologies, Inc. [Member]
PROPERTY AND EQUIPMENT, NET (Details) [Line Items]
Depreciation and amortization related to property, and equipment	$ 96,000		$ 92,000